Interest and Finance Costs	12 Months Ended
Dec. 31, 2022
Interest And Finance Costs
Interest and Finance Costs

10. Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
	2022	2021	2020
Interest expense (Note 5)	$25,661	$18,762	$24,146
Amortization of deferred financing fees	2,032	2,285	2,527
Write-off of deferred financing fees	—	—	—
Commitment fees (Note 5)	—	—	—
Other	218	373	385
Total	$27,911	$21,420	$27,058